Average Annual Total Returns{- Fidelity Freedom Blend 2005 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2005 Fund	Fidelity Freedom Blend 2005 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2005 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.39%	7.79%	[1]	8.28%	6.66%	[1]	5.80%	5.62%	[1]	7.51%	7.36%	[1]	9.18%	7.73%	[1]

[1]	(a)From August 31, 2018